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February 3, 2022

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Balanced Capital Fund, Inc. Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A (File Nos. 2-49007 and 811-2405)

Ladies and Gentlemen:

On behalf of BlackRock Balanced Capital Fund, Inc. (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 81 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains updated Prospectuses relating to the Fund, as well as an updated Statement of Additional Information. The filing is being made in order to change the name of the Fund to “BlackRock Sustainable Balanced Fund, Inc.” and to make certain changes to the Fund’s principal investment strategies.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 1099 to the Registration Statement on Form N-1A of BlackRock FundsSM on behalf of BlackRock Global Equity Absolute Return Fund, which was filed on October 5, 2021 (the “Prior Filing”). While the Fund’s Prospectuses and Statement of Additional Information are filed on a stand-alone

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Investor A and Institutional Shares Prospectus:

•	Account Information

•	Fund’s Rights

•	Participation in Fee-Based Programs

•	Management of the Fund

•	Conflicts of Interest

•	Dividends, Distributions and Taxes

•	General Information

Class K Prospectus

•	Account Information

•	Fund’s Rights

•	Management of the Fund

•	Conflicts of Interest

•	Dividends, Distributions and Taxes

•	General Information

Statement of Additional Information—Part II:

•	Redemption of Shares

•	Shareholder Services

•	Pricing of Shares

•	Portfolio Transactions and Brokerage

•	Dividends and Taxes

•	Performance Data

•	Proxy Voting Policies and Procedures

•	General Information

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Janey Ahn

Jessica Holly

Douglas E. McCormack